Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

23.    Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets. KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Social games, Online games, Computer & Video Games, Amusement and Card Games.
2. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
3. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.
4. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.

Notes:

1.	"Corporate" primarily consists of administrative expenses of the Company.
2.	"Eliminations" primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses). Expenses not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
5.	Intersegment sales and revenues are generally recorded at values that represent arm's-length fair value.
6.	From the year ended March 31, 2011, we separately present Pachinko & Pachinko Slot Machines Segment which was included in "other" segment in the prior years, due to its increasing significance. Segment information for the years ended March 31, 2010 and 2009 have been revised to reflect the new basis of segmentation for all periods presented.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI's management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2009	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥187,308	¥18,336	¥14,425	¥89,702	—	¥309,771
Intersegment	320	—	2	263	¥(585)	—

Total	187,628	18,336	14,427	89,965	(585)	309,771
Operating expenses	146,076	14,889	14,762	98,235	8,448	282,410

Operating income (loss)	¥41,552	¥3,447	¥(335)	¥(8,270)	¥(9,033)	¥27,361

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥19,996	¥14,429	¥85,480	—	¥262,144
Intersegment	411	—	—	285	¥(696)	—

Total	142,650	19,996	14,429	85,765	(696)	262,144
Operating expenses	121,167	15,323	11,577	87,687	7,726	243,480

Operating income (loss)	¥21,483	¥4,673	¥2,852	¥(1,922)	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥21,868	¥17,985	¥85,661	—	¥257,988
Intersegment	650	—	2	250	¥(902)	—

Total	133,124	21,868	17,987	85,911	(902)	257,988
Operating expenses	116,099	15,420	11,788	88,456	5,434	237,197

Operating income (loss)	¥17,025	¥6,448	¥6,199	¥(2,545)	¥(6,336)	¥20,791

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,593,193	$262,995	$216,296	$1,030,198	—	$3,102,682
Intersegment	7,817	—	24	3,007	$(10,848)	—

Total	1,601,010	262,995	216,320	1,033,205	(10,848)	3,102,682
Operating expenses	1,396,260	185,448	141,768	1,063,812	65,352	2,852,640

Operating income (loss)	$204,750	$77,547	$74,552	$(30,607)	$(76,200)	$250,042

As further described in Note 8, non-cash restructuring and impairment charges of ¥11,095 million and ¥1,950 million were included in the operating expenses of the Health & Fitness Segment for the years ended March 31, 2009 and 2010, respectively.

As further described in Note 9, non-cash earthquake and related impairment charges of ¥4,358 million ($52,411 thousand) and ¥71 million ($854 thousand) were included in the operating expenses of the Health & Fitness Segment and Pachinko & Pachinko Slot Machines Segment, respectively, for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million ($30,583 thousand) was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2009	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥133,210	¥12,447	¥9,791	¥104,520	¥41,702	¥301,670
Depreciation and amortization	3,280	959	271	4,793	4,428	13,731
Capital expenditures	1,659	1,310	139	1,591	2,113	6,812

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥14,049	¥5,963	¥107,523	¥36,690	¥298,198
Depreciation and amortization	2,907	732	138	4,894	4,228	12,899
Capital expenditures	1,523	976	100	4,803	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥16,151	¥25,005	¥100,098	¥28,254	¥313,891
Depreciation and amortization	3,120	1,013	174	5,243	2,838	12,388
Capital expenditures	1,221	1,705	208	2,819	2,312	8,265

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	$1,736,416	$194,239	$300,722	$1,203,824	$339,796	$3,774,997
Depreciation and amortization	37,523	12,183	2,093	63,055	34,130	148,984
Capital expenditures	14,684	20,505	2,502	33,903	27,805	99,399

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2009	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥223,662	¥44,051	¥37,216	¥4,842	¥309,771	—	¥309,771
Intersegment	24,762	4,266	96	596	29,720	¥(29,720)	—

Total	248,424	48,317	37,312	5,438	339,491	(29,720)	309,771
Operating expenses	229,411	43,779	33,158	5,784	312,132	(29,722)	282,410

Operating income (loss)	¥19,013	¥4,538	¥4,154	¥(346)	¥27,359	¥2	¥27,361

Property and equipment, net	¥57,951	¥2,238	¥112	¥251	¥60,552	—	¥60,552

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income (loss)	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income (loss)	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,338,316	$443,416	$234,817	$86,133	$3,102,682	—	$3,102,682
Intersegment	208,875	22,093	19,976	8,539	259,483	$(259,483)	—

Total	2,547,191	465,509	254,793	94,672	3,362,165	(259,483)	3,102,682
Operating expenses	2,420,253	386,578	224,534	80,421	3,111,786	(259,146)	2,852,640

Operating income (loss)	$126,938	$78,931	$30,259	$14,251	$250,379	$(337)	$250,042

Property and equipment, net	$682,405	$29,585	$926	$2,754	$715,670	—	$715,670

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash restructuring and impairment charges of ¥11,095 million and ¥1,950 million and were included in the operating expenses of Japan for the years ended March 31, 2009 and 2010, respectively.

As further described in Note 9, non-cash earthquake and related impairment charges of ¥4,429 million ($53,265 thousand) were included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million ($30,583 thousand) was included in the operating expenses of Japan.